UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-09143
Investment Company Act File Number

Eaton Vance National Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

November 30
Date of Fiscal Year End

February 28, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certifications

Item 1. Schedule of Investments

Eaton Vance National Municipal Income Trust	as of February 28, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 190.3%

Principal
Amount
(000’s omitted)	Security	Value
Education — 11.5%
$1,000	Massachusetts Development Finance Agency, (Boston University), 6.00%, 5/15/59	$1,074,810
500	Massachusetts Development Finance Agency, (New England Conservatory of Music), 5.25%, 7/1/38	374,985
2,490	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	2,529,890
10	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38	10,160
740	New York Dormitory Authority, (Rochester Institute of Technology), 6.00%, 7/1/33	774,950
190	Rhode Island Health and Educational Building Corp., (University of Rhode Island), 6.25%, 9/15/34	187,842

		$4,952,637

Electric Utilities — 2.1%
$1,565	Brazos River Authority, TX, Pollution Control Revenue, (Texas Energy Co.), (AMT), 8.25%, 5/1/33	$920,455

		$920,455

Health Care-Miscellaneous — 0.6%
$125	Osceola County, FL, Industrial Development Authority, Community Provider Pooled Loan, 7.75%, 7/1/17	$114,285
200	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.50%, 10/1/37	145,380

		$259,665

Hospital — 14.7%
$350	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	$222,082
445	Idaho Health Facilities Authority, (Trinity Health Credit Group), 6.25%, 12/1/33	457,282
375	Massachusetts Health and Educational Facilities Authority, (Caregroup, Inc.), 5.00%, 7/1/28	295,631
560	Massachusetts Health and Educational Facilities Authority, (Caregroup, Inc.), 5.125%, 7/1/33	423,506
2,500	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/36(1)	2,423,750
315	New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	236,055
635	New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	455,549
1,000	Virginia Small Business Financing Authority, (Wellmort Health), 5.25%, 9/1/37	616,840
1,400	West Orange, FL, Health Care District, 5.80%, 2/1/31	1,179,332

		$6,310,027

Housing — 9.3%
$330	California Housing Finance Agency, (AMT), 4.75%, 8/1/42	$236,168
1,000	Georgia Housing and Finance Authority, (AMT), 5.25%, 12/1/37	898,990
710	Massachusetts Housing Finance Agency, (AMT), 5.30%, 12/1/37	643,125
1,030	New Mexico Mortgage Finance Authority, (Santa Fe Senior Housing LLC), (FNMA), (AMT), 4.70%, 8/1/45	877,560
1,500	Virginia Housing Development Authority, (AMT), 5.10%, 10/1/35	1,366,005

		$4,021,848

Industrial Development Revenue — 23.0%
$1,000	Brazos River, TX, Harbor Navigation District, (Dow Chemical Co.), (AMT), 5.95%, 5/15/33	$670,150
710	Broward County, FL, (Lynxs Cargoport), (AMT), 6.75%, 6/1/19	582,626
1,000	Butler County, AL, Industrial Development Authority, (International Paper Co.), (AMT), 7.00%, 9/1/32	728,490
750	California Pollution Control Financing Authority, (Browning-Ferris Industries, Inc.), (AMT), 6.875%, 11/1/27	719,512
1,060	Capital Trust Agency, FL, (Fort Lauderdale Project), (AMT), 5.75%, 1/1/32	695,879
1,055	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 5.25%, 10/1/32	564,889
875	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 5.75%, 10/1/32	504,954
1,000	Gulf Coast Waste Disposal Authority, TX, (Valero Energy Corp.), 5.60%, 4/1/32	730,370
1,000	Houston, TX, Airport System, (Continental Airlines), (AMT), 6.75%, 7/1/29	710,910
1,350	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.25%, 10/1/35(1)	1,126,489

Principal
Amount
(000’s omitted)	Security	Value
$1,000	New Morgan, PA, Industrial Development Authority, (Browning-Ferris Industries, Inc.), (AMT), 6.50%, 4/1/19	$931,660
280	Phoenix, AZ, Industrial Development Authority, (America West Airlines, Inc.), (AMT), 6.25%, 6/1/19	175,669
650	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.30%, 6/1/23	289,907
1,970	St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	1,453,722

		$9,885,227

Insured-Education — 0.7%
$300	University of Vermont and State Agricultural College, (MBIA), 5.00%, 10/1/40	$286,080

		$286,080

Insured-Electric Utilities — 3.2%
$1,600	Burke County, GA, Development Authority, (Georgia Power Co.), (MBIA), (AMT), 5.45%, 5/1/34	$1,360,352

		$1,360,352

Insured-Hospital — 22.3%
$2,500	Illinois Finance Authority, (Rush University Medical Center), (MBIA), 5.25%, 11/1/35	$1,906,100
3,250	Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (FSA), 5.25%, 5/15/41(1)	3,003,682
1,675	Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare West), (BHAC), 5.25%, 7/1/32	1,679,372
1,000	Maricopa County, AZ, Industrial Development Authority, (Mayo Clinic Hospital), (AMBAC), 5.25%, 11/15/37	948,160
2,500	Maryland Health and Higher Educational Facilities Authority, (Lifebridge Health), (AGC), 4.75%, 7/1/47(1)	2,034,638

		$9,571,952

Insured-Housing — 2.4%
$1,100	Broward County, FL, Housing Finance Authority, Multi-Family Housing, (Venice Homes Apartments), (FSA), (AMT), 5.70%, 1/1/32	$1,034,451

		$1,034,451

Insured-Industrial Development Revenue — 1.4%
$735	California Pollution Control Financing Authority, (Pacific Gas and Electric Co.), (FGIC), 4.75%, 12/1/23	$611,630

		$611,630

Insured-Lease Revenue/Certificates of Participation — 7.7%
$510	Hudson Yards Infrastructure Corp., NY, (MBIA), 4.50%, 2/15/47	$379,542
3,000	San Diego County, CA, Water Authority, (FSA), 5.00%, 5/1/38(1)	2,918,970

		$3,298,512

Insured-Other Revenue — 5.5%
$425	Kentucky Economic Development Finance Authority, (Louisville Arena Project), (AGC), 6.00%, 12/1/33	$435,570
210	New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AMBAC), 5.00%, 1/1/31	178,269
210	New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AMBAC), 5.00%, 1/1/36	171,820
405	New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AMBAC), 5.00%, 1/1/39	327,612
1,970	New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/36	340,101
1,640	New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/37	264,581
600	New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	660,564

		$2,378,517

Insured-Special Tax Revenue — 7.8%
$170	Baton Rouge, LA, Public Improvement, (FSA), 4.25%, 8/1/32	$148,328
3,040	Miami-Dade County, FL, Special Obligation, (MBIA), 0.00%, 10/1/35	474,787
5,000	Miami-Dade County, FL, Special Obligation, (MBIA), 0.00%, 10/1/38	627,050
5,610	Miami-Dade County, FL, Special Obligation, (MBIA), 0.00%, 10/1/40	604,365

Principal
Amount
(000’s omitted)	Security	Value
$14,850	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	$589,545
2,535	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	228,201
5,030	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	421,413
3,165	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	245,921

		$3,339,610

Insured-Student Loan — 2.3%
$1,000	Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$991,910

		$991,910

Insured-Transportation — 17.9%
$670	Chicago, IL, (O’Hare International Airport), (FSA), 4.50%, 1/1/38	$589,754
240	Dallas-Fort Worth, TX, International Airport, (MBIA), (AMT), 6.10%, 11/1/24	240,475
95	Dallas-Fort Worth, TX, International Airport, (MBIA), (AMT), 6.25%, 11/1/28	95,092
2,100	Maryland Transportation Authority, (FSA), 5.00%, 7/1/41(1)	2,110,773
1,010	Massachusetts Turnpike Authority, Metropolitan Highway System, (MBIA), 5.00%, 1/1/37	790,335
3,770	Miami-Dade County, FL, Aviation Revenue, (Miami International Airport), (AGC), (CIFG), (AMT), 5.00%, 10/1/38	3,191,230
805	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	663,868

		$7,681,527

Insured-Water and Sewer — 20.3%
$3,750	Austin, TX, Water and Wastewater, (BHAC), (FSA), 5.00%, 11/15/33(1)	$3,773,587
1,000	Emerald Coast, FL, Utility Authority Revenue, (FGIC), (MBIA), 4.75%, 1/1/31	888,950
3,250	Fernley, NV, Water and Sewer, (AGC), 5.00%, 2/1/38(1)	3,210,675
640	Miami Beach, FL, Storm Water, (FGIC), (MBIA), 5.375%, 9/1/30	621,338
280	Pearland, TX, Waterworks and Sewer Systems, (FSA), 4.50%, 9/1/34	255,094

		$8,749,644

Lease Revenue/Certificates of Participation — 1.6%
$650	Mohave County, AZ, Industrial Development Authority, (Mohave Prison LLC), 8.00%, 5/1/25	$673,913

		$673,913

Nursing Home — 1.8%
$265	Orange County, FL, Health Facilities Authority, (Westminster Community Care), 6.60%, 4/1/24	$217,714
735	Orange County, FL, Health Facilities Authority, (Westminster Community Care), 6.75%, 4/1/34	553,124

		$770,838

Other Revenue — 14.3%
$16,500	Buckeye Tobacco Settlement Financing Authority, OH, 0.00%, 6/1/47	$305,745
1,000	Michigan Tobacco Settlement Finance Authority, 6.00%, 6/1/48	589,090
1,000	Michigan Tobacco Settlement Finance Authority, 6.875%, 6/1/42	686,400
1,000	Salt Verde, AZ, Financial Corp., Senior Gas Revenue, 5.00%, 12/1/37	645,220
2,000	Seminole Tribe, FL, Special Obligation Revenue, 5.25%, 10/1/27(2)	1,373,000
200	Tennessee Energy Acquisition Corp., Gas Revenue, 5.25%, 9/1/26	135,494
1,230	Tobacco Settlement Financing Corp., VA, 5.00%, 6/1/47	647,656
1,500	Tobacco Settlement Management Authority, SC, Escrowed to Maturity, 6.375%, 5/15/30	1,753,560

		$6,136,165

Special Tax Revenue — 14.6%
$85	Covington Park, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/21	$79,008
500	Covington Park, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/31	390,730
225	Dupree Lakes, FL, Community Development District, 5.00%, 11/1/10	152,566
205	Dupree Lakes, FL, Community Development District, 5.00%, 5/1/12	127,289
355	Dupree Lakes, FL, Community Development District, 5.375%, 5/1/37	205,793
310	Heritage Harbor South, FL, Community Development District, (Capital Improvements), 6.20%, 5/1/35	254,801
230	Heritage Springs, FL, Community Development District, 5.25%, 5/1/26	172,242
340	New River, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/13	138,941
140	New River, FL, Community Development District, (Capital Improvements), 5.35%, 5/1/38	56,136
340	North Springs, FL, Improvement District, (Heron Bay), 5.20%, 5/1/27	204,347
595	North Springs, FL, Improvement District, (Heron Bay), 7.00%, 5/1/19	579,964

Principal
Amount
(000’s omitted)	Security	Value
$985	River Hall, FL, Community Development District, (Capital Improvements), 5.45%, 5/1/36	$559,391
475	Southern Hills Plantation, FL, Community Development District, 5.80%, 5/1/35	289,327
600	Sterling Hill, FL, Community Development District, 6.20%, 5/1/35	471,162
840	Tisons Landing, FL, Community Development District, 5.625%, 5/1/37	293,790
740	University Square, FL, Community Development District, 6.75%, 5/1/20	700,795
685	Waterlefe, FL, Community Development District, 6.95%, 5/1/31	607,232
175	West Palm Beach, FL, Community Redevelopment Agency, (Northwood Pleasant Community), 5.00%, 3/1/29	131,205
1,270	West Palm Beach, FL, Community Redevelopment Agency, (Northwood Pleasant Community), 5.00%, 3/1/35	888,136

		$6,302,855

Transportation — 5.3%
$1,000	Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.375%, 5/15/33	$893,720
1,515	North Texas Tollway Authority Revenue, 5.75%, 1/1/38	1,385,983

		$2,279,703

Total Tax-Exempt Investments — 190.3% (identified cost $95,957,509)		$81,817,518

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (46.9)%		$(20,151,491)

Other Assets, Less Liabilities — (43.4)%		$(18,676,703)

Net Assets Applicable to Common Shares — 100.0%		$42,989,324

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

FNMA	-	Federal National Mortgage Association

FSA	-	Financial Security Assurance, Inc.

MBIA	-	MBIA Insurance Corp. of Illinois

At February 28, 2009, the concentration of the Trust’s investments in the various states, determined as a percentage of total investments, is as follows:

		Florida	22.6%
		Texas	10.7%
		Others, representing less than 10% individually	66.7%

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2009, 45.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.6% to 16.9% of total investments.

(1)		Security represents the underlying municipal bond of a tender option bond trust.

(2)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2009, the aggregate value of these securities is $1,373,000 or 3.2% of the Trust’s net assets applicable to common shares.

A summary of financial instruments outstanding at February 28, 2009 is as follows:

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Trust	Paid To Trust	Date	Depreciation
JPMorgan Chase Co.	$1,237,500	4.743%	3-month USD- LIBOR-BBA	September 14, 2009 / September 14, 2039	$(274,652)

The effective date represents the date on which the Trust and the counterparty to the interest rate swap contract begin interest payment accruals.

At February 28, 2009, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Trust holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Trust may enter into interest rate swap contracts. The Trust may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At February 28, 2009, the aggregate fair value of derivative instruments in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was none and $274,652, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Trust at February 28, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$74,951,306

Gross unrealized appreciation	$1,284,381
Gross unrealized depreciation	(15,713,169)

Net unrealized depreciation	$(14,428,788)

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2009, the inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
Level 1	Quoted Prices	$—	$—
Level 2	Other Significant Observable Inputs	81,817,518	(274,652)
Level 3	Significant Unobservable Inputs	—	—

Total		$81,817,518	$(274,652)

*	Other financial instruments are swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust held no investments or other financial instruments as of November 30, 2008 whose fair value was determined using Level 3 inputs.

For information on the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance National Municipal Income Trust

By:	/s/ Cynthia J. Clemson

Cynthia J. Clemson
President

Date:	April 16, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson

Cynthia J. Clemson
President

Date:	April 16, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	April 16, 2009